Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to U.S. generally accepted accounting principles (“U.S. GAAP) and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the interim periods presented, under the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). These condensed consolidated financial statements include all adjustments consisting of only normal recurring adjustments, necessary for a fair statement of the results of the interim periods presented. The condensed consolidated financial statements include the accounts of Helio Corporation and its wholly-owned subsidiary Heliospace. The Company’s condensed consolidated financial statements reflect the elimination of all significant inter-company accounts and transactions. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the entire year ending October 31, 2025. Certain information and note disclosures normally included in the Company’s annual audited consolidated financial statements and accompanying notes prepared in accordance with U.S. GAAP have been condensed in, or omitted from, these interim financial statements. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes to the consolidated financial statements for the fiscal year ended October 31, 2024 included in the Company’s financial statements included in Form S-1/A filed with the SEC on March 7, 2025.

Basis of Presentation and Consolidation

Change in presentation

During the year ended October 31, 2024, the Company changed its presentation of the operating lease liability in the Consolidated Statements of Cash Flows. The operating lease liability was previously presented in the “Cash Flows from Financing Activities” and is now presented in “Changes in assets and liabilities.” Accordingly, prior period amounts have been reclassified to conform to the current period presentation. These reclassifications did not impact total net cash provided by operating activities. The effect of the change on the Condensed Consolidated Statement of Cash Flows for the year ended October 31, 2023 was $206,944.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the condensed consolidated statements of cash flows, the Company considers all highly liquid investments purchased with a maturity of three (3) months or less to be cash equivalents. The Company has no cash equivalents as of January 31, 2025 and October 31, 2024.

Cash accounts are insured at the Federal Deposit Insurance Corporation limits of $250,000 per bank. At times throughout the year, such bank balances may have exceeded the federally insured limit. As of January 31, 2025, there were no bank balances in excess of the federally insured limit.

Cash and Cash Equivalents

For the purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments purchased with a maturity of three (3) months or less to be cash equivalents. The Company has no cash equivalents as of October 31, 2024, 2023, and 2022.

Cash accounts are insured at the Federal Deposit Insurance Corporation limits of $250,000 per bank. At times throughout the year, such bank balances may have exceeded the federally insured limit. As of October 31, 2024 and 2023, $110,883 and $254,335 of cash was not covered by insurance.

Work In Progress

Work In Progress

Work In Progress (WIP) tracks the costs incurred of a specific job that has not reached a certain milestone achievement. This is the computed value of work performed to advance milestone(s) that have not yet been billed and is used to track total job cost (billed and unbilled). Revenue of WIP is only recognized for specific milestones that are distinct contractual performance obligations that provide identifiable benefits to the customer independently of other project phases.

Work In Progress

Work In Progress (WIP) tracks the costs incurred of a specific job that has not reached a certain milestone achievement. This is the computed value of work performed to advance milestone(s) that have not yet been billed and is used to track total job cost (billed and unbilled). Revenue of WIP is only recognized for specific milestones that are distinct contractual performance obligations that provide identifiable benefits to the customer independently of other project phases.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at period-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables and contract assets. The Company considers historical collection rates, the current financial status of its customers, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, the Company believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments.

As of January 31, 2025 and October 31, 2024, there were no significant amounts recorded relating to the allowance for credit losses. The Company writes off bad debts as they occur during the year, if applicable. Accounts receivable as of January 31, 2025 and October 31, 2024 was $1,153,633 and $1,390,202.

Accounts Receivable, net

Accounts receivables are recorded at the amount the Company expects to collect on the balance outstanding at period-end. Management closely monitors outstanding balances during the year and allocates an allowance account if appropriate. The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables and contract assets. The Company considers historical collection rates, the current financial status of its customers, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, the Company believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments.

As of October 31, 2024 and 2023, the Company recorded no amounts to the allowance for credit loss. The Company writes off bad debts as they occur during the year, if applicable. Accounts receivable as of October 31, 2024 and 2023 was $1,390,202 and $1,748,179.

Property and Equipment, net

Property and Equipment, net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the condensed consolidated statements of operations or the period in which the disposal occurred. The Company computes depreciation utilizing estimated useful lives, as stated below:

Property and Equipment, net Categories	Estimated Useful Life
Furniture and equipment	10 Years

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of January 31, 2025 or October 31, 2024, respectively.

Property and Equipment, net

Property and equipment is stated at cost. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in the consolidated statements of operations or the period in which the disposal occurred. The Company computes depreciation utilizing estimated useful lives, as stated below:

Property and Equipment, net Categories	Estimated Useful Life
Furniture and equipment	10 Years

Management regularly reviews property and equipment for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Based on management’s assessment, there were no indicators of impairment of the Company’s property and equipment as of October 31, 2024, 2023 and 2022, respectively.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1 —	fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);
Level 2 —

fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 —	fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 quoted prices in active markets include cash.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management for the respective periods. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, short-term notes payable, accounts payable and accrued expenses. The carrying value of long-term debt approximates fair value, as the variable interest rates approximate current market rates.

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements.

The following provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which fair value is observable:

Level 1 —	fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);
Level 2 —

fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 —	fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 quoted prices in active markets include cash.

These consolidated financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates.

In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management for the respective periods. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, short-term notes payable, accounts payable and accrued expenses. The carrying value of long-term debt approximates fair value, as the variable interest rates approximate current market rates.

Revenue Recognition

Revenue Recognition

The Company records revenue based on a five-step model in accordance with the Financial Accounting Standards Board (“FASB”) ASC 606, Revenue from Contracts with Customers, which requires the following:

1.      Identify the contract with a customer.

2.      Identify the performance obligations in the contract.

3.      Determine the transaction price of the contract.

4.      Allocate the transaction price to the performance obligations in the contract.

5.      Recognize revenue when the performance obligations are met or delivered.

The Company’s operating revenues are primarily generated from service fees, engineering fees, and materials fees. The Company uses two different types of contracts which are deliverable based or time based. The Company recognizes revenue related to services when performance obligations are fulfilled.

Design service contracts deliver system engineering inputs including designs, analyses, test and verification plans, and mission formulation architectures on a continual basis over the course of a contract. Customer work is based on distinct identifiable contracts with clear performance obligations, objectives, and pricing. Service revenue contract types are either Time & Materials (T&M) or Purchase Order (PO) contracts. Time & Materials contracts meet performance obligations continuously and are billed with revenue recognized at each invoice. PO contracts are billed at fulfillment of a performance obligation based on the customer agreements, thus revenue is recognized when earned.

Engineering services deliver both space qualified hardware and accompanying analyses, and are conducted under Cost-type, Fixed price, PO, and T&M contracts. Cost-type and T&M Engineering contracts are billed monthly as work is completed and revenue is recognized. Revenue for fixed price contracts including purchase orders that specify priced milestones for delivery of hardware, reports, or analyses is recognized upon completion of a specific milestone. Revenue on fixed price contracts that are still in progress at month end are otherwise recognized on the percentage-of-completion method, measured by the percentage of total costs incurred to date to the estimated total costs for each contract.

Revenue Recognition

The Company records revenue based on a five-step model in accordance with FASB ASC 606, Revenue from Contracts with Customers, which requires the following:

1.      Identify the contract with a customer.

2.      Identify the performance obligations in the contract.

3.      Determine the transaction price of the contract.

4.      Allocate the transaction price to the performance obligations in the contract.

5.      Recognize revenue when the performance obligations are met or delivered.

Income from revenue generated by technology services, licensing fees and related services are outside the scope of ASC 606. In applying judgment, the Company considers customer expectations of performance materiality and the core principles of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers.

The Company’s operating revenues are primarily generated from engineering-related services. The Company uses two different types of contracts which are deliverable based or time based. The Company recognizes revenue related to services when performance obligations are fulfilled.

Design service contracts deliver system engineering inputs including designs, analyses, test and verification plans, and mission formulation architectures on a continual basis over the course of a contract. Customer work is based on distinct identifiable contracts with clear performance obligations, objectives, and pricing. Service revenue contract types are either Time & Materials (T&M) or Purchase Order (PO) contracts. Time & Materials contracts meet performance obligations continuously and are billed with revenue recognized at each invoice. PO contracts are billed at fulfillment of a performance obligation based on the customer agreements, thus revenue is recognized when earned.

Engineering services deliver both space qualified hardware and accompanying analyses, and are conducted under Cost-type, Fixed price, PO, and T&M contracts. Cost-type and T&M Engineering contracts are billed monthly as work is completed and revenue is recognized. Revenue for fixed price contracts including purchase orders that specify priced milestones for delivery of hardware, reports, or analyses is recognized upon completion of a specific milestone. Revenue on fixed price contracts that are still in progress at month end are otherwise recognized on the percentage-of-completion method, measured by the percentage of total costs incurred to date to the estimated total costs for each contract.

	October 31,
	2024	2023	2022
Design services	$2,043,741	$2,547,249	$3,653,068
System engineering services	4,847,482	6,662,080	4,710,532
Total Revenue	$6,891,223	$9,209,329	$8,363,600

Income Taxes

Income Taxes

The Company accounts for income taxes under the provisions of ASC 740 Accounting for Income Taxes, which requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income taxes are also recognized for carry-forward losses which can be utilized to offset future taxable income. A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the net deferred tax assets will not be realized. The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation is reflected in current income. Income tax expense is comprised of the sum of current income tax plus the change in deferred tax assets and liabilities.

Income Taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 Accounting for Income Taxes, which requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information. A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income taxes are also recognized for carry-forward losses which can be utilized to offset future taxable income. A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the net deferred tax assets will not be realized. The Company evaluates its valuation allowance requirements based on projected future operations. When circumstances change and cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation is reflected in current income. Income tax expense is comprised of the sum of current income tax plus the change in deferred tax assets and liabilities.

Earnings (loss) Per Share

Earnings (loss) Per Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares outstanding during the period. Diluted net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of January 31, 2025 and 2024, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	January 31,
	2025	2024
Stock options	1,422,307	1,466,884
Total common stock equivalents	1,422,307	1,466,884

Earnings (loss) Per Share

Basic net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares outstanding during the period. Diluted net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of vested common shares, plus the net impact of common shares (computed using the treasury stock method), if dilutive, resulting from the exercise of dilutive securities. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of October 31, 2024, 2023 and 2022, the Company excluded the common stock equivalents summarized below, which entitle the holders thereof to ultimately acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	October 31,
	2024	2023	2022
Stock options	1,422,307	2,004,135	1,523,119
Total common stock equivalents	1,422,307	2,004,135	1,523,119

Leases

Leases

The Company accounts for leases based on Accounting Standard Update (“ASU”) 2016-02, ”Leases” (Topic 842). Based on this standard, the Company determines if an agreement is a lease at inception. Operating leases are included in right-of-use asset, current operating lease obligations, and operating lease obligations, in the Company’s condensed consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of long-term debt, net and long-term debt, less current portion, and debt issuance costs in the Company’s condensed consolidated balance sheets.

As permitted under ASU 2016-02, the Company has made an accounting policy election not to apply the recognition provisions of ASU 2016-02 to short term leases (leases with a lease term 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term.

Leases

The Company accounts for leases based on ASU 2016-02, “Leases” (Topic 842). Based on this standard, the Company determines if an agreement is a lease at inception. Operating leases are included in right-of-use asset, current operating lease obligations, and operating lease obligations, in the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of long-term debt, net and long-term debt, less current portion, and debt issuance costs in the Company’s consolidated balance sheets.

As permitted under ASU 2016-02, the Company has made an accounting policy election not to apply the recognition provisions of ASU 2016-02 to short term leases (leases with a lease term 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term.

Stock based-Based Compensation

Stock based-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with the provisions of ASC 718, Stock Compensation. The computation of the expense associated with stock-based compensation requires the use of a valuation model. The Company currently obtains valuation reports according to Internal Revenue Code 409A (“409A”) and FASB ASC Topic 718 — Stock Compensation (“ASC 718”). Equity-based compensation consists solely of stock option awards, including Incentivized Stock Options (ISOs) and Non-Qualified Stock Options (NSOs), whose exercise prices are determined by the 409A valuation reports. Compensation expense is recognized ratably over the vesting period as the employee provides services.

Stock based-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with the provisions of ASC 718, Stock Compensation. The computation of the expense associated with stock-based compensation requires the use of a valuation model. The Company currently obtains valuation reports according to Internal Revenue Code 409A (“409A”) and Financial Accounting Standards Board (“FASB”) ASC Topic 718 — Stock Compensation (“ASC 718”). Equity-based compensation consists solely of stock option awards, including Incentivized Stock Options (ISOs) and Non-Qualified Stock Options (NSOs), whose exercise prices are determined by the 409A valuation reports. Compensation expense is recognized ratably over the vesting period as the employee provides services.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company assesses at each reporting date whether there is any indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an assets or cash-generating unit’s (CGU) fair value less costs to sell and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are considered, if available. If no such transactions can be identified, an appropriate valuation model is used.

Impairment losses of continuing operations are recognized in the consolidated statement of operations in those expense categories consistent with the function of the impaired asset
Benefit Plan

Benefit Plan

The Company offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $23,500 for 2025 and $23,000 for 2024. The Company is required to contribute on behalf of each eligible participating employee. The Company will match 100% of the participants deferral not to exceed 4% of employee compensation. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after six years of service.

Benefit Plan

The Company offers a 401(k) plan. Employees are eligible to participate in the plan on the first day of the month following the date of hire. Employees may defer up to $23,000 for 2024, $22,500 for 2023 and $20,500 for 2022. The Company is required to contribute on behalf of each eligible participating employee. The Company will match 100% of the participants deferral not to exceed 4% of employee compensation. Employees will share in the matching contribution regardless of the amount of service completed during the plan year. Employees will become 100% vested in the employer matching contributions after six years of service.

Subsequent Events

Subsequent Events

The Company evaluates events and transactions that occur after the consolidated balance sheet date through the date the condensed consolidated financial statements are issued or available for issuance, to determine whether they should be recognized or disclosed in the condensed consolidated financial statements.

Subsequent Events

The Company evaluates events and transactions that occur after the consolidated balance sheet date, to determine whether they should be recognized or disclosed in the consolidated financial statements.

Subsequent events are classified into two types recognized events and unrecognized events. Recognized events provide additional evidence about conditions that existed at the balance sheet date. The financial statements are adjusted to reflect these events. For example, if a customer goes bankrupt after the balance sheet date but the conditions leading to the bankruptcy existed before the balance sheet date, the allowance for doubtful accounts is adjusted accordingly. Non-Recognized events provide evidence about conditions that did not exist at the balance sheet date but arose after that date. These events are not recognized in the financial statements but are disclosed if they are of such a nature that their non-disclosure would make the financial statements misleading. For example, a natural disaster occurring after the balance sheet date that significantly affects the company’s assets would be disclosed. The Company discloses the nature of the event and an estimate of its financial effect, or a statement that such an estimate cannot be made, for all material non-recognized subsequent events.

Fair Value of Assets

Fair Value of Assets

The Company measures certain financial and non-financial assets at fair value at each reporting date. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Recent accounting pronouncements that the Company has adopted or that will be required to adopt in the future are summarized below.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This standard requires a public entity to disclose significant segment expenses and other segment items on an interim and annual basis. Additionally, it requires a public entity to disclose the title and position of the Chief Operating Decision Maker (“CODM”). The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU in the current quarter. The adoption of this ASU had no effect on the Company’s results of operations. See Note 11 for the required disclosures associated with this update.

The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Recently Issued Accounting Pronouncements

Recent accounting pronouncements that the Company has adopted or that will be required to adopt in the future are summarized below.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, which supersedes current guidance by requiring recognition of credit losses when it is probable that a loss has been incurred. The new standard requires the establishment of an allowance for doubtful accounts for expected credit losses on financial assets including trade and other receivables at each reporting date. The new standard will result in earlier recognition of allowances for losses on trade and other receivables and other contractual rights to receive cash. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments — Credit Losses (“ASC 326”), Derivatives and Hedging (“ASC 815”) and Leases (“ASC 842”), which extended the effective date of ASC 326 for certain companies until fiscal years beginning after December 15, 2022. The new standard was effective for the Company beginning October 1, 2023. The adoption of this standard did not have a material effect on the Company’s condensed consolidated financial statements.

The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Reclassification

Reclassification

In the preparation of the condensed consolidated financial statements for the quarter ended January 31, 2025, the Company identified a $50,000 amount previously classified as Notes payable was more appropriately classified as Notes payable — related parties within the consolidated balance sheet as of October 31, 2024. Upon evaluation, the Company determined that the impact of this reclassification was immaterial to the consolidated financial statements taken as a whole. The reclassification is reflected within the October 31, 2024 balances presented in the accompanying condensed consolidated balance sheet, and was made to enhance comparability and transparency of the financial statements.

Research and Development

Research and Development

Research and development costs are expensed as incurred. These costs include, but are not limited to, employee related expenses, including salaries, benefits and stock-based compensation of research and development personnel, supplies; facilities, depreciation and other expenses, which include direct and allocated expenses for rent, utilities and insurance.